Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 135.5	$ 2,982.4
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Deferred tax asset	0.0	344.7
Prepaid expenses and other current assets	197.4	221.5
Total current assets	2,255.5	5,183.1
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Goodwill	4,147.8	2,474.9
Other intangible assets, net	9,173.3	4,934.4
Deferred tax asset	121.0	112.1
Other non-current assets	33.3	46.4
Total assets	16,609.8	13,632.1
Current liabilities:
Accounts payable and accrued expenses	2,050.6	1,909.4
Short-term borrowings	1,511.5	850.0
Other current liabilities	144.0	262.5
Total current liabilities	3,706.1	3,021.9
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	6,780.7	4,969.2
Commitments and contingencies
Equity:
Common stock of 5p par value; 1,000 million shares authorized; and 601.1 million shares issued and outstanding (2014: 1,000 million shares authorized; and 599.1 million shares issued and outstanding)	58.9	58.7
Additional paid-in capital	4,486.3	4,338.0
Treasury stock: 9.7 million shares (2014: 10.6 million shares)	(320.6)	(345.9)
Accumulated other comprehensive loss	(183.8)	(31.5)
Retained earnings	5,788.3	4,643.6
Total equity	9,829.1	8,662.9
Total liabilities and equity	$ 16,609.8	$ 13,632.1